Financial instruments and risk management - Assets held-for-sale (Details) (Non-recurring basis, Level 3, CAD) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Carrying Amount
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	29,589	52
Change in Fair Value
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Assets held for sale	(3,461)	(3,097)